SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effects of changes in
Accounts payable and accrued liabilities	$ 134.4	$ (3.4)
Trade and other receivables, net	(109.2)	57.7
Prepaid expenses and other assets	(43.1)	(23.3)
Changes in non-cash working capital items	$ (17.9)	$ 31.0